Segment information - Schedule of Net Revenue and Reconciliation to Gross Revenue (Detail) $ in Thousands	3 Months Ended
	Mar. 31, 2017 USD ($) Segment	Mar. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	3
Total revenue	$ 174,067	$ 159,956
Operating Segments
Segment Reporting Information [Line Items]
Total revenue	170,510	156,853
Operating Segments | Yucatan Peninsula
Segment Reporting Information [Line Items]
Total revenue	80,748	71,617
Operating Segments | Pacific Coast
Segment Reporting Information [Line Items]
Total revenue	28,432	22,889
Operating Segments | Caribbean Basin
Segment Reporting Information [Line Items]
Total revenue	61,330	62,347
Segment Reconciling Items
Segment Reporting Information [Line Items]
Other	0	4
Tips	$ 3,557	$ 3,099